Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 385,099	¥ 381,195
Unearned finance income	81,841	82,956
Present value of the minimum lease payments receivable	303,258	298,239
Unguaranteed residual values	18,218	26,316
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	107,149	96,610
Unearned finance income	16,623	15,326
Present value of the minimum lease payments receivable	90,526	81,284
Unguaranteed residual values	5,919	1,470
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	34,536	76,635
Unearned finance income	7,615	9,770
Present value of the minimum lease payments receivable	26,921	66,865
Unguaranteed residual values	620	6,349
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	50,980	28,625
Unearned finance income	8,324	6,640
Present value of the minimum lease payments receivable	42,656	21,985
Unguaranteed residual values	1,744	4,743
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	13,410	24,469
Unearned finance income	5,426	6,214
Present value of the minimum lease payments receivable	7,984	18,255
Unguaranteed residual values	4,845	2,534
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	53,161	14,577
Unearned finance income	6,115	5,046
Present value of the minimum lease payments receivable	47,046	9,531
Unguaranteed residual values	4,615	9,268
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	125,863	140,279
Unearned finance income	37,738	39,960
Present value of the minimum lease payments receivable	88,125	100,319
Unguaranteed residual values	¥ 475	¥ 1,952